Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	M Fund, Inc.
Entity Central Index Key	0000948258
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000016960
Shareholder Report [Line Items]
Fund Name	M Capital Appreciation Fund
Trading Symbol	MFCPX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about M Capital Appreciation Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.
Additional Information Phone Number	1-888-736-2878
Additional Information Email	MFunds@mfin.com
Additional Information Website	www.mfin.com/m-funds
Expenses [Text Block]

What were the Fund costs for last six months?

Annual Fund Operating Expenses
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Capital Appreciation Fund	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
AssetsNet	$ 230,656,348
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 913,850
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$230,656,348
# of Portfolio Holdings	145
Total Advisory Fees Paid	$913,850
Portfolio Turnover Rate	16%

Holdings [Text Block]

Top Ten Sector Allocation (%)

Industrials	29.8%
Information Technology	20.0%
Health Care	14.5%
Materials	8.7%
Financials	8.3%
Consumer Discretionary	8.0%
Energy	2.8%
Communication Services	2.5%
Real Estate	2.2%
Consumer Staples	0.7%

Updated Prospectus Phone Number	1-888-736-2878
C000016958
Shareholder Report [Line Items]
Fund Name	M International Equity Fund
Trading Symbol	MBEQX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about M International Equity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.
Additional Information Phone Number	1-888-736-2878
Additional Information Email	MFunds@mfin.com
Additional Information Website	www.mfin.com/m-funds
Expenses [Text Block]

What were the Fund costs for last six months?

Annual Fund Operating Expenses
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M International Equity Fund	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 244,266,136
Holdings Count | Holding	3,154
Advisory Fees Paid, Amount	$ 311,792
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$244,266,136
# of Portfolio Holdings	3,154
Total Advisory Fees Paid	$311,792
Portfolio Turnover Rate	6%

Holdings [Text Block]

Top Ten Industry Allocation (%)

Other Investment CompaniesFootnote Reference*	30.7%
Banks	6.6%
Oil, Gas And Consumable Fuels	5.6%
Pharmaceuticals	4.5%
Metals And Mining	3.2%
Insurance	3.1%
Machinery	2.8%
Semiconductors And Semiconductor Equipment	2.3%
Chemicals	2.1%
Automobiles	2.0%
Footnote	Description
Footnote*	Other Investment Companies is comprised primarily of the underlying securities within the DFA Emerging Markets Core Equity Portfolio Mutual Fund investment.

Updated Prospectus Phone Number	1-888-736-2878
C000016961
Shareholder Report [Line Items]
Fund Name	M Large Cap Growth Fund
Trading Symbol	MTCGX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about M Large Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.
Additional Information Phone Number	1-888-736-2878
Additional Information Email	MFunds@mfin.com
Additional Information Website	www.mfin.com/m-funds
Expenses [Text Block]

What were the Fund costs for last six months?

Annual Fund Operating Expenses
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Large Cap Growth Fund	$41	0.74%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.74%
AssetsNet	$ 291,091,498
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 762,834
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$291,091,498
# of Portfolio Holdings	25
Total Advisory Fees Paid	$762,834
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sector Allocation (%)

Information Technology	59.9%
Communication Services	10.2%
Financials	9.8%
Health Care	6.8%
Consumer Discretionary	6.4%
Industrials	4.4%
Consumer Staples	1.8%

Updated Prospectus Phone Number	1-888-736-2878
C000016959
Shareholder Report [Line Items]
Fund Name	M Large Cap Value Fund
Trading Symbol	MBOVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about M Large Cap Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.
Additional Information Phone Number	1-888-736-2878
Additional Information Email	MFunds@mfin.com
Additional Information Website	www.mfin.com/m-funds
Expenses [Text Block]

What were the Fund costs for last six months?

Annual Fund Operating Expenses
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Large Cap Value Fund	$33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
AssetsNet	$ 143,165,139
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 299,332
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$143,165,139
# of Portfolio Holdings	245
Total Advisory Fees Paid	$299,332
Portfolio Turnover Rate	26%

Holdings [Text Block]

Top Ten Sector Allocation (%)

Financials	32.0%
Health Care	15.4%
Industrials	11.6%
Energy	9.3%
Consumer Discretionary	7.9%
Consumer Staples	6.3%
Communication Services	5.2%
Information Technology	5.0%
Utilities	3.6%
Materials	3.1%

Updated Prospectus Phone Number	1-888-736-2878